Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation charge for year	€ 66	€ 71
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation charge for year	45	51
Customer-related intangible assets [member] | Discontinued Operations [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation charge for year	€ 5	€ 9	€ 11